Basis of presentation - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Equity	€ 19,616	€ 25,762	€ 26,372	€ 24,661
Shareholders' equity, adjustment of EU 'IAS 39' carve out	(434)	758
Shareholders' equity, tax effect of the adjustment	112	(183)
Shareholders' equity, effect of the adjustment after tax	(322)	575
Net income, adjustment of EU 'IAS 39' carve out	(1,066)	(296)
Net income, tax effect of the adjustment	275	74
Net income, effect of the adjustment after tax	(791)	(222)
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	17,466	23,052
Net income	856	1,457
In accordance with EU-IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	17,144	23,627
Net income	€ 64	€ 1,235